Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Operating Activities
Cash paid to employees	$ (1,159,131)	$ (1,381,833)	$ (1,620,250)
Cash paid to suppliers	(1,165,017)	(1,262,306)	(1,162,240)
Interest received	42,819	61,777	28,211
Cash Used By Operating Activities	(2,281,329)	(2,582,362)	(2,754,279)
Financing Activities
Net proceeds from equity offerings	955,379	2,025,843	2,159,353
Net proceeds from issuance of preferred shares		2,084,792	2,260,153
Net proceeds from issuance of note payable	466,696
Proceeds from exercise of stock options	20,000	5,500
Proceeds from exercise of warrants	120,000		341,250
Proceeds from exercise of brokers' compensation warrants		33,000
Cash Provided by Financing Activities	1,562,075	4,149,135	4,760,756
Investing Activities
Exploration and evaluation assets	(766,825)	(2,041,084)	(2,160,674)
Property, plant and equipment	(149,702)	(277,501)	(127,579)
Advance payment received on sale of property, plant and equipment	3,200,000
Cash Provided (Used) by Investing Activities	2,283,473	(2,318,585)	(2,288,253)
Change in Cash and Cash Equivalents	1,564,219	(751,812)	(281,776)
Foreign Exchange Effect on Cash	(1,435)	(2,705)	(5,137)
Cash and Cash Equivalents - beginning of year	319,057	1,073,574	1,360,487
Cash and Cash Equivalents - end of year	$ 1,881,841	$ 319,057	$ 1,073,574